Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

32.	QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data for 2015 and 2014 were as follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(millions, except per share data)
2015
Total revenues	$1,087	$922	$846	$974
Total expenses	(794)	(817)	(819)	(972)
Net income (loss)	214	72	116	(18)
Net income (loss) attributable to Willis Towers Watson	210	70	117	(24)
Earnings per share
— Basic	$3.09	$1.03	$1.72	$(0.35)
— Diluted	$3.04	$1.01	$1.70	$(0.35)
2014
Total revenues	$1,097	$935	$812	$958
Total expenses	(771)	(787)	(778)	(819)
Net income (loss)	250	48	(8)	83
Net income (loss) attributable to Willis Towers Watson	246	47	(7)	76
Earnings per share
— Basic	$3.62	$0.69	$(0.10)	$1.13
— Diluted	$3.57	$0.68	$(0.10)	$1.12